RULE 497 DOCUMENT

On behalf of PIMCO Emerging Local Bond Fund, PIMCO Extended Duration Fund, PIMCO Foreign Bond Fund (Unhedged), PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO Global Bond Fund (Unhedged), PIMCO Global Bond Fund (U.S. Dollar-Hedged), PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, PIMCO Investment Grade Corporate Bond Fund, PIMCO Long Duration Total Return Fund, PIMCO Long-Term Credit Fund, PIMCO Moderate Duration Fund, PIMCO Real Return Asset Fund, PIMCO Real Return Fund, PIMCO Senior Floating Rate Fund, PIMCO StockPLUS® Long Duration Fund, PIMCO Total Return Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund III and PIMCO Total Return Fund IV (the “Funds”), each a series of PIMCO Funds, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as an exhibit to this filing relate to the prospectus supplements filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on December 12, 2011 (Accession No. 0001193125-11-338509), which are incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document